SIGNIFICANT EVENTS DURING THE CURRENT REPORTING PERIOD - Equity Offerings (Details)				6 Months Ended
	May 14, 2025 USD ($) $ / shares shares	May 13, 2025 $ / shares	Feb. 24, 2025 USD ($)	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 20, 2025 USD ($)
Disclosure of classes of share capital [line items]
Proceeds from exercise of warrants	$ 129,000
Warrants issued | shares				333,333
Warrants exercise price | $ / shares	$ 1.5	$ 18.75		$ 3
Number Of Warrants Exercised | shares	85,779
Share issuance expenses				$ 100,000
Risk-free interest rate | Warrants | At fair value
Disclosure of classes of share capital [line items]
Significant unobservable input, liabilities				0.0404
Standard Deviation [member] | Warrants | At fair value
Disclosure of classes of share capital [line items]
Significant unobservable input, liabilities				1.252
Exclusive license Agreement With Hyloris Pharmaceuticals SA [member]
Disclosure of classes of share capital [line items]
Upfront Payment Received			$ 100,000
Exclusive license Agreement With Hyloris Pharmaceuticals SA [member] | Maximum
Disclosure of classes of share capital [line items]
Upfront Payment Receivable			$ 60,000,000
ADS
Disclosure of classes of share capital [line items]
Number of shares issued | shares				890,001
Proceeds from issuance of shares				$ 3,300,000
Average Price Per American Depository Share | $ / shares				$ 3.85
ADS | Alumni [member] | Maximum
Disclosure of classes of share capital [line items]
Maximum amount of ADS company is allowed to sell.					$ 10,000,000